UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-4084
Hawaiian Tax-Free Trust
(Exact name of registrant as specified in charter)

111 S. King Street, 4th Floor
Honolulu, Hawaii 96813
(Address of principal executive offices) (ZIP code)

Joel L. Weiss
Hawaiian Tax-Free Trust
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104
(Name and address of agent for service)

Registrant's telephone number, including area code:
(808) 694-6022
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Hawaiian Tax-Free Trust
Class A | HULAX
Semi-Annual Shareholder Report — September 30, 2025
This semi-annual shareholder report contains important information about the Hawaiian Tax-Free Trust (the “Trust”)  for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com. You can also request this information by contacting us at 800‑437‑1000.
What were the Trust costs for the six months?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hawaiian Tax-Free Trust (Class A / HULAX)	$46	0.91%*
* Annualized
Key Trust Statistics
The following table outlines key Trust statistics that you should pay attention to.
Trust net assets	$383,128,783
Total number of portfolio holdings	104
Total advisory fee paid	$445,793
Portfolio turnover rate as of the end of the reporting period	27%
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Trust, as a percentage of net assets:
CREDIT QUALITY
Pre-refunded/Escrowed to Maturity	0.5%
AAA	4.2%
AA+	32.8%
AA	31.3%
AA-	24.8%
A+	4.6%
BBB+	0.7%
Cash	1.1%

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Availability of Additional Information
You can find additional information about the Trust, including the Trust’s prospectus, financial information, holdings and proxy voting information, at https://www.hawaiiantaxfreetrust.com.
Householding
To reduce Trust expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Trust. If you would like to receive individual mailings, please contact the Trust at 800-437-1000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Trust or your financial intermediary.
Hawaiian Tax-Free Trust Class A (HULAX)
Semi-Annual Shareholder Report — September 30, 2025
HULAX-09/25-SAR

Hawaiian Tax-Free Trust
Class C | HULCX
Semi-Annual Shareholder Report — September 30, 2025
This semi-annual shareholder report contains important information about the Hawaiian Tax-Free Trust (the “Trust”)  for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com. You can also request this information by contacting us at 800‑437‑1000.
What were the Trust costs for the six months?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hawaiian Tax-Free Trust (Class C / HULCX)	$86	1.70%*
* Annualized
Key Trust Statistics
The following table outlines key Trust statistics that you should pay attention to.
Trust net assets	$383,128,783
Total number of portfolio holdings	104
Total advisory fee paid	$445,793
Portfolio turnover rate as of the end of the reporting period	27%
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Trust, as a percentage of net assets:
CREDIT QUALITY
Pre-refunded/Escrowed to Maturity	0.5%
AAA	4.2%
AA+	32.8%
AA	31.3%
AA-	24.8%
A+	4.6%
BBB+	0.7%
Cash	1.1%

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Availability of Additional Information
You can find additional information about the Trust, including the Trust’s prospectus, financial information, holdings and proxy voting information, at https://www.hawaiiantaxfreetrust.com.
Householding
To reduce Trust expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Trust. If you would like to receive individual mailings, please contact the Trust at 800-437-1000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Trust or your financial intermediary.
Hawaiian Tax-Free Trust Class C (HULCX)
Semi-Annual Shareholder Report — September 30, 2025
HULCX-09/25-SAR
Hawaiian Tax-Free Trust
Class F | HULFX
Semi-Annual Shareholder Report — September 30, 2025
This semi-annual shareholder report contains important information about the Hawaiian Tax-Free Trust (the “Trust”)  for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com. You can also request this information by contacting us at 800‑437‑1000.
What were the Trust costs for the six months?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hawaiian Tax-Free Trust (Class F / HULFX)	$36	0.71%*
* Annualized
Key Trust Statistics
The following table outlines key Trust statistics that you should pay attention to.
Trust net assets	$383,128,783
Total number of portfolio holdings	104
Total advisory fee paid	$445,793
Portfolio turnover rate as of the end of the reporting period	27%
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Trust, as a percentage of net assets:
CREDIT QUALITY
Pre-refunded/Escrowed to Maturity	0.5%
AAA	4.2%
AA+	32.8%
AA	31.3%
AA-	24.8%
A+	4.6%
BBB+	0.7%
Cash	1.1%

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Availability of Additional Information
You can find additional information about the Trust, including the Trust’s prospectus, financial information, holdings and proxy voting information, at https://www.hawaiiantaxfreetrust.com.
Householding
To reduce Trust expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Trust. If you would like to receive individual mailings, please contact the Trust at 800-437-1000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Trust or your financial intermediary.
Hawaiian Tax-Free Trust Class F (HULFX)
Semi-Annual Shareholder Report — September 30, 2025
HULFX-09/25-SAR
Hawaiian Tax-Free Trust
Class Y | HULYX
Semi-Annual Shareholder Report — September 30, 2025
This semi-annual shareholder report contains important information about the Hawaiian Tax-Free Trust (the “Trust”)  for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com. You can also request this information by contacting us at 800‑437‑1000.
What were the Trust costs for the six months?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hawaiian Tax-Free Trust (Class Y / HULYX)	$36	0.71%*
* Annualized
Key Trust Statistics
The following table outlines key Trust statistics that you should pay attention to.
Trust net assets	$383,128,783
Total number of portfolio holdings	104
Total advisory fee paid	$445,793
Portfolio turnover rate as of the end of the reporting period	27%
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Trust, as a percentage of net assets:
CREDIT QUALITY
Pre-refunded/Escrowed to Maturity	0.5%
AAA	4.2%
AA+	32.8%
AA	31.3%
AA-	24.8%
A+	4.6%
BBB+	0.7%
Cash	1.1%

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Availability of Additional Information
You can find additional information about the Trust, including the Trust’s prospectus, financial information, holdings and proxy voting information, at https://www.hawaiiantaxfreetrust.com.
Householding
To reduce Trust expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Trust. If you would like to receive individual mailings, please contact the Trust at 800-437-1000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Trust or your financial intermediary.
Hawaiian Tax-Free Trust Class Y (HULYX)
Semi-Annual Shareholder Report — September 30, 2025
HULYX-09/25-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Class A
Class C
Class F
Class Y
Semi-Annual Financials and Additional Information
September 30, 2025
(Unaudited)
The Trust is distributed by Foreside Funds Distributors LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Trust.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments
September 30, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 98.0%
Hawaii — 98.0%
Hawaii County GO, Callable 09/01/35 at 100, 5.00%, 9/1/46	$ 6,000,000	$ 6,387,420
Hawaii County GO, Callable 09/01/35 at 100, 5.25%, 9/1/47	6,000,000	6,507,420
Hawaii County GO, Refunding, Callable 09/01/33 at 100, 5.00%, 9/1/41	3,600,000	3,900,276
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 4.00%, 9/1/35	1,095,000	1,097,562
Hawaii County GO, Series D, Refunding, Callable 03/01/27 at 100, 4.00%, 9/1/28	1,000,000	1,019,730
Hawaii Housing Finance & Development Corp. Revenue, Putable, 3.30%, 12/1/29(a)	12,000,000	12,130,200
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 10/21/25 at 100, 3.75%, 1/1/31	1,825,000	1,825,748
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 7/1/48	2,465,000	2,479,001
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/32 at 100, 5.00%, 7/1/47	5,750,000	5,882,365
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/35 at 100, 5.25%, 7/1/51	22,600,000	23,686,834
Hawaii State Airports System Revenue, Series D, Refunding, Callable 07/01/35 at 100, 5.00%, 7/1/41	3,465,000	3,779,795
Hawaii State Department of Budget & Finance Revenue, Callable 07/01/33 at 100, 5.50%, 7/1/52	10,000,000	10,741,000
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Refunding, 4.00%, 1/1/28	$ 340,000	$ 344,665
Hawaii State Department of Budget & Finance Revenue, Refunding, 4.00%, 1/1/29	360,000	366,512
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 4.00%, 1/1/32	540,000	546,885
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 4.00%, 1/1/33	540,000	543,607
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 3.00%, 1/1/34	435,000	402,253
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 3.00%, 1/1/35	300,000	272,235
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 3.00%, 1/1/36	280,000	248,413
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, 5.00%, 7/1/31	1,000,000	1,119,880
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/37	2,675,000	2,932,977
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 07/01/35 at 100, 5.00%, 7/1/42	12,000,000	12,772,920
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 07/01/35 at 100, 5.00%, 7/1/43	5,000,000	5,277,850

The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
September 30, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Series B, Refunding, 5.00%, 7/1/32	$2,500,000	$ 2,827,200
Hawaii State Department of Hawaiian Home Lands, COP, Series A, Refunding, 5.00%, 11/1/25	145,000	145,262
Hawaii State Department of Hawaiian Home Lands, COP, Series A, Refunding, 5.00%, 11/1/27	1,115,000	1,172,177
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 4/1/26	945,000	955,896
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/29	905,000	935,164
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/30	840,000	867,745
Hawaii State GO, Series EO, Callable 10/31/25 at 100, 5.00%, 8/1/30	3,195,000	3,207,812
Hawaii State GO, Series EO, Unrefunded portion, Callable 10/31/25 at 100, 5.00%, 8/1/28	1,735,000	1,741,957
Hawaii State GO, Series EO, Unrefunded portion, Callable 10/31/25 at 100, 5.00%, 8/1/29	1,475,000	1,480,915
Hawaii State GO, Series ET, Prerefunded, Callable 10/01/25 at 100, 5.00%, 10/1/30	2,070,000	2,070,000
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 5/1/34	2,540,000	2,608,809
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 5.00%, 1/1/38	$6,000,000	$ 6,293,280
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 5.00%, 1/1/39	400,000	417,504
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/36	9,000,000	9,030,870
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/37	9,000,000	8,954,460
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/38	875,000	879,314
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 1/1/35	1,010,000	1,111,606
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 1/1/37	2,800,000	3,045,476
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 1/1/41	3,580,000	3,764,692
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 1/1/32	1,000,000	1,075,850
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/26 at 100, 5.00%, 1/1/30	4,500,000	4,573,575
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/26 at 100, 4.00%, 1/1/31	4,300,000	4,339,689

The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
September 30, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/40	$ 760,000	$ 827,047
Honolulu City & County Board of Water Supply Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/41	800,000	863,384
Honolulu City & County Board of Water Supply Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/43	885,000	938,950
Honolulu City & County Board of Water Supply Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/52	5,150,000	5,286,269
Honolulu City & County Board of Water Supply Revenue, Series A, Callable 07/01/31 at 100, 4.00%, 7/1/39	35,000	35,069
Honolulu City & County Board of Water Supply Revenue, Series A, Refunding, Callable 07/01/34 at 100, 5.25%, 7/1/49	7,500,000	8,046,975
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/42	2,435,000	2,606,375
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/43	1,500,000	1,594,515
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/44	3,400,000	3,594,582
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/45	3,455,000	3,640,534
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/46	3,865,000	4,059,294
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/47	$4,115,000	$ 4,311,738
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/48	3,325,000	3,479,513
Honolulu City & County GO, Series A, Callable 07/01/34 at 100, 5.25%, 7/1/44	3,125,000	3,399,125
Honolulu City & County GO, Series A, Callable 07/01/34 at 100, 5.00%, 7/1/45	3,000,000	3,180,660
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 4.00%, 9/1/37	1,800,000	1,807,290
Honolulu City & County GO, Series A, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/35	1,300,000	1,300,000
Honolulu City & County GO, Series A, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/36	1,000,000	1,000,000
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/27	2,095,000	2,095,000
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/28	4,510,000	4,510,000
Honolulu City & County GO, Series D, Refunding, Callable 07/01/35 at 100, 5.00%, 7/1/38	16,510,000	18,679,744
Honolulu City & County GO, Series D, Refunding, Callable 07/01/35 at 100, 5.00%, 7/1/39	7,350,000	8,241,996

The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
September 30, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Revenue, Putable, 5.00%, 5/1/29(a)	$5,000,000	$ 5,247,550
Honolulu City & County Wastewater System Revenue, Senior Series, Callable 07/01/33 at 100, 5.00%, 7/1/48	3,720,000	3,882,899
Honolulu City & County Wastewater System Revenue, Senior Series, Callable 07/01/33 at 100, 5.25%, 7/1/53	10,000,000	10,565,700
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Callable 01/01/28 at 100, 5.00%, 7/1/36	3,000,000	3,124,710
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Callable 07/01/32 at 100, 5.00%, 7/1/51	14,360,000	14,844,506
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Callable 07/01/32 at 100, 5.25%, 7/1/51	17,500,000	18,458,300
Honolulu City & County Wastewater System Revenue, Senior Series, Series B, Callable 07/01/35 at 100, 5.25%, 7/1/55	16,000,000	17,076,480
Honolulu City & County Wastewater System Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/44	770,000	792,030
Kauai County GO, 5.00%, 8/1/26	235,000	239,907
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/28	285,000	297,135
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/30	385,000	400,408
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 8/1/32	200,000	203,980
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/37	$ 200,000	$ 204,720
Kauai County GO, OID, Callable 08/01/27 at 100, 2.50%, 8/1/29	825,000	817,501
Kauai County GO, Refunding, 5.00%, 8/1/29	3,000,000	3,282,660
Kauai County GO, Refunding, 5.00%, 8/1/30	3,500,000	3,905,860
Kauai County GO, Refunding, 5.00%, 8/1/31	3,000,000	3,397,380
Kauai County GO, Refunding, 5.00%, 8/1/33	3,000,000	3,463,020
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/34	200,000	225,276
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/38	1,650,000	1,796,273
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/39	3,885,000	4,188,768
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/40	4,075,000	4,367,218
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/41	1,350,000	1,437,129
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/42	1,575,000	1,666,555
Maui County GO, Callable 09/01/35 at 100, 5.00%, 9/1/42	1,400,000	1,512,714
Maui County GO, Refunding, Callable 03/01/30 at 100, 5.00%, 3/1/40	1,200,000	1,261,464
Maui County GO, Refunding, Callable 09/01/28 at 100, 5.00%, 9/1/30	2,000,000	2,140,760
University of Hawaii Revenue, Series B, Refunding, 5.00%, 10/1/25	1,125,000	1,125,000

The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Concluded)
September 30, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series B, Refunding, Callable 10/31/25 at 100, 5.00%, 10/1/26	$1,000,000	$ 1,001,860
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/29	4,000,000	4,107,520
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/31	3,650,000	3,748,112
University of Hawaii Revenue, Series F, Refunding, 5.00%, 10/1/25	1,000,000	1,000,000
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/29	1,000,000	1,049,430
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/30	2,000,000	2,099,140
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/31	2,500,000	2,618,150
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/34	655,000	681,239
TOTAL MUNICIPAL BONDS (Cost $377,275,521)		375,494,215
	Number of Shares	Value
SHORT-TERM INVESTMENT — 1.1%
Money Market Fund — 1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%(b)	4,060,296	$ 4,060,296
TOTAL SHORT-TERM INVESTMENT (Cost $4,060,296)		4,060,296

TOTAL INVESTMENTS - 99.1% (Cost $381,335,817)		379,554,511
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		3,574,272
NET ASSETS - 100.0%		$383,128,783

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	Rate disclosed is the 7-day yield at September 30, 2025.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
GO	General Obligation
OID	Original Issue Discount

The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Statement of Assets and Liabilities
September 30, 2025
(Unaudited)
Assets
Investments, at value (Cost $381,335,817)	$379,554,511
Receivables:
Interest	4,465,604
Capital shares sold	53,229
Total Assets	384,073,344
Liabilities
Payables:
Capital shares redeemed	488,901
Distributions to shareholders	142,785
Administration and accounting fees	76,277
Investment adviser	72,431
Transfer agent fees	60,713
Distribution fees	59,344
Accrued expenses	44,110
Total Liabilities	944,561
Net Assets	$383,128,783
Net Assets Consisted of:
Capital stock, $0.01 par value	$362,887
Paid-in capital	404,468,897
Total distributable earnings/(loss)	(21,703,001)
Net Assets	$383,128,783
Class A:
Net assets	$346,661,575
Shares outstanding	32,839,441
Net asset value, redemption price per share	$10.56
Maximum offering price per share (100/97.00 of $10.56)	$10.89
Class C:
Net assets	$2,948,616
Shares outstanding	279,566
Net asset value, offering and redemption price per share	$10.55
Class F:
Net assets	$947,982
Shares outstanding	89,838
Net asset value, offering and redemption price per share	$10.55
Class Y:
Net assets	$32,570,610
Shares outstanding	3,079,834
Net asset value, offering and redemption price per share	$10.58
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Statement of Operations
For the Six Months Ended September 30, 2025
(Unaudited)
Investment income
Interest	$6,618,159
Dividends	258,670
Total investment income	6,876,829
Expenses
Advisory fees(Note 2)	445,793
Distribution fees (Class A)(Note 2)	350,407
Administration and accounting fees(Note 2)	281,380
Transfer agent fees(Note 2)	202,476
Trustees’ and officers’ fees(Note 2)	176,393
Legal fees	147,517
Printing fees	23,388
Custodian fees(Note 2)	21,228
Audit fees	17,849
Distribution fees (Class C)(Note 2)	17,229
Registration and filing fees	14,820
Other expenses	36,701
Total expenses	1,735,181
Net investment income	5,141,648
Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(4,319,777)
Net change in unrealized appreciation on investments	9,941,687
Net realized and unrealized gain on investments	5,621,910
Net increase in net assets resulting from operations	$10,763,558
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Net increase/(decrease) in net assets from operations:
Net investment income	$5,141,648	$9,272,578
Net realized losses from investments	(4,319,777)	(5,640,440)
Net change in unrealized appreciation on investments	9,941,687	1,462,517
Net increase in net assets resulting from operations	10,763,558	5,094,655
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class A	(4,629,630)	(8,268,569)
Class C	(31,470)	(65,924)
Class F	(10,996)	(9,461)
Class Y	(469,447)	(928,327)
Net decrease in net assets from dividends and distributions to shareholders	(5,141,543)	(9,272,281)
Decrease in net assets derived from capital share transactions (Note 4)	(19,654,887)	(70,016,288)
Total decrease in net assets	(14,032,872)	(74,193,914)
Net assets
Beginning of year/period	397,161,655	471,355,569
End of year/period	$383,128,783	$397,161,655
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Financial Highlights

Contained below is per share operating performance data for Class A shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$10.40	$10.51	$10.62	$10.82	$11.48	$11.36
Net investment income(1)	0.14	0.22	0.21	0.17	0.17	0.19
Net realized and unrealized gain/(loss) on investments	0.16	(0.11)	(0.11)	(0.19)	(0.65)	0.14
Total from investment operations	0.30	0.11	0.10	(0.02)	(0.48)	0.33
Dividends and distributions to shareholders from:
Net investment income	(0.14)	(0.22)	(0.21)	(0.18)	(0.17)	(0.19)
Net realized capital gains	—	—	—	(0.00)(2)	(0.01)	(0.02)
Total dividends and distributions to shareholders	(0.14)	(0.22)	(0.21)	(0.18)	(0.18)	(0.21)
Net asset value, end of year/period	$10.56	$10.40	$10.51	$10.62	$10.82	$11.48
Total investment return(3)	2.89%	1.08%	0.95%	(0.19)%	(4.25)%	2.97%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$346,662	$359,248	$413,159	$456,130	$498,513	$549,148
Ratio of expenses to average net assets	0.91%(4)	0.98%	0.88%	0.86%	0.82%	0.83%
Ratio of net investment income to average net assets	2.64%(4)	2.12%	1.98%	1.64%	1.47%	1.68%
Portfolio turnover rate	27%(5)	18%	19%	21%	14%	9%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect the impact of the maximum sales load of 3.00% or any applicable sales charge. If reflected, the return would be lower. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Financial Highlights (Continued)

Contained below is per share operating performance data for Class C shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$10.39	$10.51	$10.62	$10.82	$11.47	$11.36
Net investment income(1)	0.10	0.14	0.12	0.09	0.08	0.10
Net realized and unrealized gain/(loss) on investments	0.16	(0.12)	(0.11)	(0.20)	(0.64)	0.13
Total from investment operations	0.26	0.02	0.01	(0.11)	(0.56)	0.23
Dividends and distributions to shareholders from:
Net investment income	(0.10)	(0.14)	(0.12)	(0.09)	(0.08)	(0.10)
Net realized capital gains	—	—	—	(0.00)(2)	(0.01)	(0.02)
Total dividends and distributions to shareholders	(0.10)	(0.14)	(0.12)	(0.09)	(0.09)	(0.12)
Net asset value, end of year/period	$10.55	$10.39	$10.51	$10.62	$10.82	$11.47
Total investment return(3)	2.48%	0.18%	0.15%	(0.99)%	(4.94)%	2.06%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$2,949	$4,280	$6,190	$9,779	$15,232	$19,865
Ratio of expenses to average net assets	1.70%(4)	1.77%	1.68%	1.66%	1.62%	1.63%
Ratio of net investment income to average net assets	1.85%(4)	1.33%	1.17%	0.82%	0.67%	0.87%
Portfolio turnover rate	27%(5)	18%	19%	21%	14%	9%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Financial Highlights (Continued)

Contained below is per share operating performance data for Class F shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class F
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$10.40	$10.52	$10.64	$10.84	$11.50	$11.39
Net investment income(1)	0.15	0.25	0.23	0.20	0.20	0.22
Net realized and unrealized gain/(loss) on investments	0.15	(0.12)	(0.12)	(0.20)	(0.65)	0.13
Total from investment operations	0.30	0.13	0.11	—	(0.45)	0.35
Dividends and distributions to shareholders from:
Net investment income	(0.15)	(0.25)	(0.23)	(0.20)	(0.20)	(0.22)
Net realized capital gains	—	—	—	(0.00)(2)	(0.01)	(0.02)
Total dividends and distributions to shareholders	(0.15)	(0.25)	(0.23)	(0.20)	(0.21)	(0.24)
Net asset value, end of year/period	$10.55	$10.40	$10.52	$10.64	$10.84	$11.50
Total investment return(3)	2.90%	1.20%	1.09%	0.05%	(4.02)%	3.11%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$948	$344	$400	$428	$196	$295
Ratio of expenses to average net assets	0.71%(4)	0.76%	0.65%	0.62%	0.60%	0.59%
Ratio of net investment income to average net assets	2.83%(4)	2.34%	2.22%	1.89%	1.70%	1.89%
Portfolio turnover rate	27%(5)	18%	19%	21%	14%	9%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Financial Highlights (Concluded)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$10.42	$10.53	$10.64	$10.84	$11.50	$11.39
Net investment income(1)	0.15	0.25	0.23	0.19	0.19	0.22
Net realized and unrealized gain/(loss) on investments	0.16	(0.11)	(0.11)	(0.19)	(0.65)	0.13
Total from investment operations	0.31	0.14	0.12	—	(0.46)	0.35
Dividends and distributions to shareholders from:
Net investment income	(0.15)	(0.25)	(0.23)	(0.20)	(0.19)	(0.22)
Net realized capital gains	—	—	—	(0.00)(2)	(0.01)	(0.02)
Total dividends and distributions to shareholders	(0.15)	(0.25)	(0.23)	(0.20)	(0.20)	(0.24)
Net asset value, end of year/period	$10.58	$10.42	$10.53	$10.64	$10.84	$11.50
Total investment return(3)	2.99%	1.28%	1.16%	0.01%	(4.05)%	3.08%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$32,571	$33,288	$51,607	$57,409	$72,358	$76,282
Ratio of expenses to average net assets	0.71%(4)	0.77%	0.68%	0.66%	0.62%	0.63%
Ratio of net investment income to average net assets	2.84%(4)	2.33%	2.18%	1.83%	1.66%	1.87%
Portfolio turnover rate	27%(5)	18%	19%	21%	14%	9%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements
September 30, 2025
(Unaudited)
1. Organization and Significant Accounting Policies
Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class F Shares and Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class F Shares and Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.
The Asset Management Group of Bank of Hawaii (the “Adviser”), serves as Investment Adviser to the Trust.
The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued using other fair value methods. Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust's Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Trust’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments).
The fair value of a Trust's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements (Continued)
September 30, 2025
(Unaudited)
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of September 30, 2025, in valuing the Trust's investments carried at fair value:
	Total Value at 09/30/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Municipal Bonds	$375,494,215	$—	$375,494,215	$—
Short-Term Investment	4,060,296	4,060,296	—	—
Total Assets	$379,554,511	$4,060,296	$375,494,215	$—
At the end of each quarter, the Adviser evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, the Adviser evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Trust’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Trust may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Trust to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Trust have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Trust had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the six months ended September 30, 2025, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements (Continued)
September 30, 2025
(Unaudited)
Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Trust, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Trust’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Trust may enter into contracts that provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made against the Trust in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Segment Reporting — In accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Trust has evaluated its business activities and determined that it operates as a single reportable segment.
The Chief Operating Decision Maker (“CODM”) is the Investment Adviser Oversight Committee at the Adviser of the Trust. The CODM has concluded that the Trust operates as a single operating segment since the Trust has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Trust’s financial statements.
Recent Accounting Pronouncement — On December 14, 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.
2. Transactions with Related Parties and Other Service Providers
The Adviser serves as investment adviser to the Trust pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.23% of the Trust’s net asset value on assets under $875 million; 0.17% of the Trust’s net asset value on assets of $875 million or more, but less than $1.5 billion; and 0.155% of the Trust’s net asset value on assets of $1.5 billion and over.
The Adviser provides certain administrative services to the Trust under an Administrative Services Agreement. The Adviser receives a fee at an annual rate of 0.10% of the Trust’s average daily net assets for providing such administrative services. For the six months ended September 30, 2025, the Adviser received fees for its administrative services totaling $193,823.
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Trust. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Trust’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. The fees incurred by the Trust for these services are included in the Administration and Custodian fees in the Statement of Operations.

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements (Continued)
September 30, 2025
(Unaudited)
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Trust. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Trust and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Trust for these services are included in Transfer agent fees in the Statement of Operations.
Foreside Funds Services, LLC (the “Distributor”) provides principal underwriting services to the Trust pursuant to an underwriting agreement between the Trust and the Distributor.
The Trust and the Distributor are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C shares plan, the Trust compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.20% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee) on an annualized basis of the average daily net assets of the Trust’s Class A and Class C shares, respectively. The fees incurred by the Trust for these services are included in the Distribution fees in the Statement of Operations.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Trust.
Prior to July 31, 2025, JW Fund Management LLC (“JWFM”) provided a Principal Executive Officer and Principal Financial Officer to the Trust. Effective August 1, 2025, Tidal ETF Services LLC (“Tidal”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Tidal and Chenery are compensated for their services provided to the Trust. JWFM was compensated for its services provided to the Trust through July 31, 2025.
3. Investment in Securities
For the six months ended September 30, 2025, aggregated purchases and sales of investment securities (excluding short-term investments) of the Trust were as follows:
	Purchases	Sales
Investment Securities	$103,964,027	$120,060,143
The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements (Continued)
September 30, 2025
(Unaudited)
4. Capital Share Transactions
For six months ended September 30, 2025 and the year ended March 31, 2025, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended September 30, 2025 (Unaudited)		For the Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	239,361	$2,482,604	615,579	$6,485,628
Reinvestments	364,742	3,781,275	625,998	6,578,916
Redemptions	(2,312,590)	(23,930,964)	(5,999,846)	(63,203,343)
Net decrease	(1,708,487)	$(17,667,085)	(4,758,269)	$(50,138,799)
Class C
Sales	3,993	$41,286	15,381	$162,289
Reinvestments	2,519	26,076	5,059	53,086
Redemptions	(138,903)	(1,433,570)	(197,777)	(2,083,296)
Net decrease	(132,391)	$(1,366,208)	(177,337)	$(1,867,921)
Class F
Sales	57,393	$596,168	15,779	$165,994
Reinvestments	1,060	10,996	899	9,456
Redemptions	(1,751)	(18,082)	(21,559)	(226,735)
Net increase/(decrease)	56,702	$589,082	(4,881)	$(51,285)
Class Y
Sales	284,889	$2,952,128	428,852	$4,512,001
Reinvestments	31,144	323,481	64,116	674,479
Redemptions	(431,454)	(4,486,285)	(2,198,582)	(23,144,763)
Net decrease	(115,421)	$(1,210,676)	(1,705,614)	$(17,958,283)
Total net decrease	(1,899,597)	$(19,654,887)	(6,646,101)	$(70,016,288)

5. Federal Tax Information
The Trust has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Trust to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Trust has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Trust is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
At March 31, 2025, the Trust had capital loss carry forwards of $13,616,554 where the $1,538,618 retains it character of short-term and $12,077,936 retains its character of long-term; both have no expiration. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements (Continued)
September 30, 2025
(Unaudited)
The tax character of distributions paid during the year ended March 31, 2025, were as follows:
	Ordinary Income	Tax Exempt Distributions	Total Distributions Paid*
Hawaiian Tax-Free Trust	$378,550	$8,905,608	$9,284,158

*	Distributions will not tie to Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.
As of March 31, 2025, the components of distributable earnings/(loss)  on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Tax Exempt	Distributions Payable	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Hawaiian Tax-Free Trust	$(13,616,554)	$178,627	$(176,128)	$(11,770,481)	$(1,940,480)
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.
As of September 30, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Trust was as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Hawaiian Tax-Free Trust	$381,335,817	$3,697,298	$(5,478,604)	$(1,781,306)

*	Because tax adjustments are calculated annually at the end of the Trust’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Trust’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Trust may elect to treat certain capital losses between November 1 and March 31 and late year ordinary losses ((i) ordinary losses between January 1 and March 31, and (ii) specified ordinary and currency losses between November 1 and March 31 as occurring on the first day of the following tax year). For the year ended March 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until April 1, 2025. For the year ended March 31, 2025, the Trust did not have late year ordinary loss deferrals and had capital loss deferrals of $1,940,480.
6. Concentration of Credit Risk
The Hawaiian Tax-Free Trust primarily invests in debt obligations issued by the state of Hawaii and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Trust is more susceptible to factors adversely affecting issues of Hawaii municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements (Concluded)
September 30, 2025
(Unaudited)
7. Debt Investment Risk
Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of the Trust’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Trust through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

HAWAIIAN TAX-FREE TRUST
Other Information
(Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Board Considerations with Respect to the Approval of the Renewal of the Investment Advisory Agreement with Bank of Hawaii
Asset Management Group of Bank of Hawaii (the “Adviser”) serves as the investment adviser to the Trust pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). In order for the Adviser to remain the investment adviser of the Trust, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement for the Trust.
In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. The Board of Trustees’ Contracts Committee, which is comprised of independent Trustees, met via video conference on August 22, 2025 and then met in person, first separately with the independent Trustees and then with all of the Trustees, on September 5, 2025, to review and discuss the contract review materials that were provided in advance of the September 5, 2025 meeting. The Trustees considered, among other things, information presented by the Adviser, including information with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Trust’s peers. In addition, the Trustees took into account the performance and other information related to the Trust provided to the Trustees at each regularly scheduled meeting. The Trustees also discussed the memorandum provided by Trust counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory Agreement.
At the meeting held on September 5, 2025, based on their evaluation of the information provided by the Adviser, the Trustees of the Trust, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2026. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.
The nature, extent, and quality of the services provided by the Adviser
The Trustees considered the nature, extent and quality of the services that had been provided by the Adviser to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement.
The Trustees also reviewed the Adviser’s investment approach for the Trust and its research process. The Trustees considered the portfolio managers employed by the Adviser for the Trust and the Adviser’s facilities for credit analysis of the Trust’s portfolio securities. The Trustees considered the extensive experience of the Trust’s lead portfolio manager, Mr. Reid Smith. They also considered the addition of Mr. Roman Mahi as an assistant portfolio manager of the Trust and noted his experience in the investment industry. They noted that the Adviser, based in Honolulu, has provided local information regarding specific holdings in the Trust’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies.

HAWAIIAN TAX-FREE TRUST
Other Information (Continued)
(Unaudited)
The Trustees considered that the Adviser had provided all portfolio management services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Hawaii state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the Adviser’s view that the impact of a significant reduction in the Fund’s assets and a corresponding reduction in the advisory fee payable by the Trust would not adversely impact the Adviser’s ability to provide advisory services to the Trust given the Adviser’s other resources.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Adviser to the Trust were satisfactory and consistent with the terms of the Advisory Agreement.
The investment performance of the Trust
The Trustees reviewed the Trust’s performance (Class Y shares) and compared its performance to the performance of:
•	the Trust’s benchmark index, the Bloomberg Municipal Bond Index;
•	the Bloomberg Hawaii Municipal Bond Index; and
•	the two peer funds that invest primarily in Hawaiian municipal securities.
The Trustees considered that the Trust’s total return was higher than the total return of the benchmark index the one year period ended June 30, 2025 but lagged the average annual return of the benchmark index for the three, five and ten year periods ending June 30, 2025. They also considered that the Trust’s average annual total return lagged the total return of the Bloomberg Hawaii Municipal Bond Index for each of the one, three and five year periods ended June 30, 2025. The Trustees considered the Adviser’s explanation of the Trust’s relative underperformance compared to the Bloomberg Hawaii Municipal Bond Index and the impact of the Trust’s expenses on its relative performance.
The Trustees noted that the Trust invests primarily in municipal obligations issued by the State of Hawaii, its counties and various other local authorities, while the Fund’s benchmark index includes municipal bonds of issuers throughout the United States. The Trustees also noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. The Trustees also noted that the funds in the Morningstar Single State Intermediate Term Bond category (the “Morningstar Category”) invest primarily in municipal obligations issued by other States, municipal and local authorities, and considered the Adviser’s view that it would not be useful to compare the Trust’s performance to the performance of the Morningstar Category.
The Trustees discuss the Trust’s performance record with the Adviser on a regular basis. The Trustees’ reviews and discussions regarding the Trust’s investment performance were factored into the Trustees’ deliberations concerning the renewal of the Advisory Agreement.
Advisory Fees and Trust Expenses
The Trustees reviewed the Trust’s advisory fees and expenses and compared them to the advisory fee and expense data for the funds in the Morningstar Category and to the advisory fee data for funds in the Morningstar National Intermediate Term Bond category. The Trustees noted that the Adviser also provides sub-administration services to the Trust pursuant to a separate agreement and that the fees payable by the Trust for sub-administration services were not included in the management fee comparison. The Trustees considered that the management fees payable by funds in the Morningstar Category may be for administrative as well as advisory services.
The Trustees considered that the Trust’s advisory fee for its most recent fiscal year was in the first quintile relative to the management fees payable by the other funds in each of the Morningstar Category and the Morningstar National Intermediate Term Bond category for the comparable period and lower than the average and median management fees of the funds in each of the Morningstar Category and the Morningstar National Intermediate Term Bond category. (Each quintile represents one-fifth of the peer group and the first quintile is the most favorable to the Fund’s shareholders).

HAWAIIAN TAX-FREE TRUST
Other Information (Continued)
(Unaudited)
The Trustees considered that the Trust’s net total expenses (for Class A shares) for the most recent fiscal year was higher than the median and average net total expenses of the other funds in the Morningstar Category for the comparable period (before and after giving effect to fee waivers and expense reimbursements in effect for those funds).
The Trustees reviewed management fees charged by the Adviser to its other clients. The Trustees noted that, in most instances, the fee rates for those clients were lower than the fees paid to the Adviser with respect to the Trust. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those client accounts.
The Trustees concluded that the advisory fee and expenses of the Trust were reasonable in relation to the nature and quality of the services provided by the Adviser to the Trust.
Profitability
The Trustees considered information regarding the profitability of the Adviser with respect to the services provided by the Adviser to the Trust, including the methodology used by the Adviser in allocating certain of its costs to the portfolio management of the Trust. The Trustees concluded that profitability to the Adviser with respect to the services provided to the Trust did not argue against approval of the fees to be paid under the Advisory Agreement.
The extent to which economies of scale would be realized as the Trust grows
The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing the Trust. The Trust has in place breakpoints in the advisory fee schedule based on the size of the Trust. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Trust.
Benefits derived or to be derived by the Adviser and its affiliates from the relationship with the Trust
The Trustees observed that, as is generally true of most fund complexes, the Adviser, by providing services to other funds and accounts including the Trust, was able to spread costs as it would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Adviser, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.
Proxy Voting
Policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Trust voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (800) 437-1000 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended June 30 and December 31) as an exhibit to its reports on Form N-PORT. The Trust's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

Investment Adviser
Asset Management Group of Bank of Hawaii
111 S. King Street, 4th Floor
Honolulu, Hawaii 96813
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Distributor
Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102
Legal Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, Massachusetts 02110
AQL-HISAR-0925

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Asset Management Group of Bank of Hawaii (the “Adviser”) serves as the investment adviser to the Trust pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). In order for the Adviser to remain the investment adviser of the Trust, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement for the Trust.

In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. The Board of Trustees’ Contracts Committee, which is comprised of independent Trustees, met via video conference on August 22, 2025 and then met in person, first separately with the independent Trustees and then with all of the Trustees, on September 5, 2025, to review and discuss the contract review materials that were provided in advance of the September 5, 2025 meeting. The Trustees considered, among other things, information presented by the Adviser, including information with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Trust’s peers. In addition, the Trustees took into account the performance and other information related to the Trust provided to the Trustees at each regularly scheduled meeting. The Trustees also discussed the memorandum provided by Trust counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory Agreement.

At the meeting held on September 5, 2025, based on their evaluation of the information provided by the Adviser, the Trustees of the Trust, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2026. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Adviser

The Trustees considered the nature, extent and quality of the services that had been provided by the Adviser to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement.

The Trustees also reviewed the Adviser’s investment approach for the Trust and its research process. The Trustees considered the portfolio managers employed by the Adviser for the Trust and the Adviser’s facilities for credit analysis of the Trust’s portfolio securities. The Trustees considered the extensive experience of the Trust’s lead portfolio manager, Mr. Reid Smith. They also considered the addition of Mr. Roman Mahi as an assistant portfolio manager of the Trust and noted his experience in the investment industry. They noted that the Adviser, based in Honolulu, has provided local information regarding specific holdings in the Trust’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies.

The Trustees considered that the Adviser had provided all portfolio management services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Hawaii state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the Adviser’s view that the impact of a significant reduction in the Fund’s assets and a corresponding reduction in the advisory fee payable by the Trust would not adversely impact the Adviser’s ability to provide advisory services to the Trust given the Adviser’s other resources.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Adviser to the Trust were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Trust

The Trustees reviewed the Trust’s performance (Class Y shares) and compared its performance to the performance of:

●	the Trust’s benchmark index, the Bloomberg Municipal Bond Index;
●	the Bloomberg Hawaii Municipal Bond Index; and
●	the two peer funds that invest primarily in Hawaiian municipal securities.

The Trustees considered that the Trust’s total return was higher than the total return of the benchmark index the one year period ended June 30, 2025 but lagged the average annual return of the benchmark index for the three, five and ten year periods ending June 30, 2025. They also considered that the Trust’s average annual total return lagged the total return of the Bloomberg Hawaii Municipal Bond Index for each of the one, three and five year periods ended June 30, 2025. The Trustees considered the Adviser’s explanation of the Trust’s relative underperformance compared to the Bloomberg Hawaii Municipal Bond Index and the impact of the Trust’s expenses on its relative performance.

The Trustees noted that the Trust invests primarily in municipal obligations issued by the State of Hawaii, its counties and various other local authorities, while the Fund’s benchmark index includes municipal bonds of issuers throughout the United States. The Trustees also noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. The Trustees also noted that the funds in the Morningstar Single State Intermediate Term Bond category (the “Morningstar Category”) invest primarily in municipal obligations issued by other States, municipal and local authorities, and considered the Adviser’s view that it would not be useful to compare the Trust’s performance to the performance of the Morningstar Category.

The Trustees discuss the Trust’s performance record with the Adviser on a regular basis. The Trustees’ reviews and discussions regarding the Trust’s investment performance were factored into the Trustees’ deliberations concerning the renewal of the Advisory Agreement.

Advisory Fees and Trust Expenses

The Trustees reviewed the Trust’s advisory fees and expenses and compared them to the advisory fee and expense data for the funds in the Morningstar Category and to the advisory fee data for funds in the Morningstar National Intermediate Term Bond category. The Trustees noted that the Adviser also provides sub-administration services to the Trust pursuant to a separate agreement and that the fees payable by the Trust for sub-administration services were not included in the management fee comparison. The Trustees considered that the management fees payable by funds in the Morningstar Category may be for administrative as well as advisory services.

The Trustees considered that the Trust’s advisory fee for its most recent fiscal year was in the first quintile relative to the management fees payable by the other funds in each of the Morningstar Category and the Morningstar National Intermediate Term Bond category for the comparable period and lower than the average and median management fees of the funds in each of the Morningstar Category and the Morningstar National Intermediate Term Bond category. (Each quintile represents one-fifth of the peer group and the first quintile is the most favorable to the Fund’s shareholders).

The Trustees considered that the Trust’s net total expenses (for Class A shares) for the most recent fiscal year was higher than the median and average net total expenses of the other funds in the Morningstar Category for the comparable period (before and after giving effect to fee waivers and expense reimbursements in effect for those funds).

The Trustees reviewed management fees charged by the Adviser to its other clients. The Trustees noted that, in most instances, the fee rates for those clients were lower than the fees paid to the Adviser with respect to the Trust. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those client accounts.

The Trustees concluded that the advisory fee and expenses of the Trust were reasonable in relation to the nature and quality of the services provided by the Adviser to the Trust.

Profitability

The Trustees considered information regarding the profitability of the Adviser with respect to the services provided by the Adviser to the Trust, including the methodology used by the Adviser in allocating certain of its costs to the portfolio management of the Trust. The Trustees concluded that profitability to the Adviser with respect to the services provided to the Trust did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows

The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing the Trust. The Trust has in place breakpoints in the advisory fee schedule based on the size of the Trust. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Trust.

Benefits derived or to be derived by the Adviser and its affiliates from the relationship with the Trust

The Trustees observed that, as is generally true of most fund complexes, the Adviser, by providing services to other funds and accounts including the Trust, was able to spread costs as it would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Adviser, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the 1940 Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hawaiian Tax-Free Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: December 5, 2025

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date: December 5, 2025

* Print the name and title of each signing officer under his or her signature.